CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	¥ 426,119	$ 60,018	¥ 694,420		¥ 1,331,968
Restricted cash	¥ 6,621	$ 932	¥ 6,580		¥ 11,841
Restricted Cash, Statement of Financial Position [Extensible Enumeration]	Restricted Cash and Cash Equivalents, Current	Restricted Cash and Cash Equivalents, Current	Restricted Cash and Cash Equivalents, Current	Restricted Cash and Cash Equivalents, Current	Restricted Cash and Cash Equivalents, Current
Total cash, cash equivalents and restricted cash	¥ 432,740	$ 60,950	¥ 701,000	$ 98,734	¥ 1,343,809